ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025

Accrued advertising fees(1)	$19,599	$23,555
VAT and other taxes payable	30,345	21,022
Accrued payroll and staff welfare	1,622	1,538
Accrued sales return (2)	451	784
Accrued professional fees	765	701
Others (3)	1,309	1,356
Total	$54,091	$48,956
(1)	During the year ended December 31, 2025, the Group recognized advertising fees of $96,797 and paid the advertising fees of $92,841.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective year. Movements during the respective years are as follows:

	Years ended December 31,
	2024	2025

Balance at January 1	$1,376	$451
Allowance for sales return accrued in the year	7,154	9,104
Utilization of accrued sales return allowance	(8,079)	(8,771)
Balance at December 31	$451	$784

(3)Others mainly include deposits from vendors and accrued utilities.